CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Cumulative Change In Accounting Estimate Capitalization Policy 1	$ 262,305
Cumulative Change In Accounting Estimate Capitalization Policy 2	2,498
Cumulative Change In Accounting Estimate Capitalization Policy 3	162,886
Cumulative Change In Accounting Estimate Capitalization Policy 4	$ 96,920